Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Related Party Transaction [Line Items]
Total	₨ 129,187.8	$ 1,550.1	₨ 84,217.8
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	0.0		748.0
Investments available for sale securities	0.0		0.0
Total	0.0		748.0
Others
Related Party Transaction [Line Items]
Loans	34,504.5		7.5
Other assets	1,878.6		2,167.3
Investments available for sale securities	28,364.6		0.0
Total	64,747.7		2,174.8
Related Party
Related Party Transaction [Line Items]
Loans	34,504.5	414.0	7.5
Other assets	1,878.6	22.5	2,915.3
Investments available for sale securities	28,364.6	340.3	0.0
Total	₨ 64,747.7	$ 776.8	₨ 2,922.8